Income Taxes (Schedule Of Provision For Income Tax Benefit (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Abstract]
Current - Federal												$ 61,655	$ 18,608	$ (4,534)
Current - foreign												(48,579)	(51,293)	(41,388)
Current - state												(9,408)	14,719	(5,278)
Total current benefit (expense)	2,088		(21,148)							(36,706)	21,331	3,668	(17,966)	(51,200)
Deferred - Federal												261,014	126,078	211,137
Deferred - foreign												27,970	13,708	(3,859)
Deferred - state												15,627	4,158	3,902
Total deferred benefit	71,714		34,380							195,356	157,962	304,611	143,944	211,180
Income tax benefit (expense)	$ 73,802	$ 128,986	$ 13,232	$ 8,663	$ 157,398	$ 3,468	$ 20,665	$ 9,184	$ 92,661	$ 158,650	$ 179,293	$ 308,279	$ 125,978	$ 159,980